THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

 Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—96.1%	SHARES	VALUE
AEROSPACE & DEFENSE—2.6%
Lockheed Martin Corp.	6,932	$2,967,728
Raytheon Co.	104,723	23,137,500
The Boeing Co.	52,739	16,785,242
TransDigm Group, Inc.	72,058	46,353,469
United Technologies Corp.	23,581	3,541,866
		92,785,805
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Lululemon Athletica, Inc.*	56,556	13,538,941
LVMH Moet Hennessy Louis Vuitton SE	24,116	10,501,850
		24,040,791
APPLICATION SOFTWARE—9.0%
Adobe, Inc.*	335,828	117,922,644
Autodesk, Inc.*	138,622	27,287,741
Palantir Technologies, Inc., Cl. A*,@,(a)	239,030	1,374,423
salesforce.com, Inc.*	890,090	162,272,307
Workday, Inc., Cl. A*	55,765	10,295,892
		319,153,007
AUTO PARTS & EQUIPMENT—0.8%
Aptiv PLC	341,762	28,978,000
AUTOMOTIVE RETAIL—0.3%
O'Reilly Automotive, Inc.*	24,663	10,015,644
BIOTECHNOLOGY—2.6%
AbbVie, Inc.	110,756	8,973,451
Biogen, Inc.*	42,001	11,291,969
Sarepta Therapeutics, Inc.*	128,569	14,908,861
Vertex Pharmaceuticals, Inc.*	252,090	57,237,035
		92,411,316
DATA PROCESSING & OUTSOURCED SERVICES—9.3%
Fidelity National Information Services, Inc.	481,850	69,222,571
Fiserv, Inc.*	168,154	19,944,746
PayPal Holdings, Inc.*	580,478	66,110,639
Visa, Inc., Cl. A	867,292	172,565,090
		327,843,046
DIVERSIFIED BANKS—0.7%
Bank of America Corp.	216,129	7,095,515
Citigroup, Inc.	68,287	5,081,236
JPMorgan Chase & Co.	92,814	12,284,861
		24,461,612
DIVERSIFIED SUPPORT SERVICES—0.9%
Cintas Corp.	118,033	32,927,666
ELECTRICAL COMPONENTS & EQUIPMENT—0.1%
Rockwell Automation, Inc.	18,970	3,635,790
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Waste Management, Inc.	113,411	13,802,119

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.1% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—2.5%
Intercontinental Exchange, Inc.	483,091	$48,183,496
S&P Global, Inc.	141,338	41,515,211
		89,698,707
FOOTWEAR—1.0%
NIKE, Inc., Cl. B	353,734	34,064,584
HEALTHCARE EQUIPMENT—5.8%
Abbott Laboratories	372,539	32,463,048
Boston Scientific Corp.*	1,299,403	54,406,004
Danaher Corp.	572,545	92,105,315
DexCom, Inc.*	81,919	19,721,999
Intuitive Surgical, Inc.*	11,181	6,258,900
		204,955,266
HEALTHCARE SERVICES—0.4%
Cigna Corp.	78,908	15,180,321
HOME IMPROVEMENT RETAIL—0.4%
Lowe's Cos., Inc.	108,588	12,622,269
HYPERMARKETS & SUPER CENTERS—0.2%
Walmart, Inc.	77,173	8,835,537
INDUSTRIAL CONGLOMERATES—0.8%
Honeywell International, Inc.	158,564	27,466,456
INDUSTRIAL GASES—1.1%
Air Products & Chemicals, Inc.	158,799	37,906,909
INTERACTIVE MEDIA & SERVICES—9.6%
Alphabet, Inc., Cl. C*	119,621	171,564,027
Facebook, Inc., Cl. A*	794,273	160,371,661
Pinterest, Inc., Cl. A*	379,456	8,359,416
		340,295,104
INTERNET & DIRECT MARKETING RETAIL—12.2%
Alibaba Group Holding Ltd.#,*	685,773	141,673,844
Altaba, Inc.*,@,(a)	342,659	7,168,426
Amazon.com, Inc.*	130,334	261,804,513
MercadoLibre, Inc.*	28,983	19,215,729
		429,862,512
INTERNET SERVICES & INFRASTRUCTURE—0.7%
Twilio, Inc., Cl. A*	55,078	6,848,399
VeriSign, Inc.*	81,872	17,040,838
		23,889,237
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	499,253	26,090,961
The Charles Schwab Corp.	71,581	3,260,515
		29,351,476
LIFE SCIENCES TOOLS & SERVICES—0.7%
Thermo Fisher Scientific, Inc.	76,497	23,958,095

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.1% (CONT.)	SHARES	VALUE
MANAGED HEALTHCARE—2.0%
UnitedHealth Group, Inc.	265,137	$72,236,576
METAL & GLASS CONTAINERS—0.9%
Ball Corp.	421,653	30,434,914
MOVIES & ENTERTAINMENT—1.4%
Netflix, Inc.*	90,786	31,329,341
The Walt Disney Co.	131,068	18,128,015
		49,457,356
PHARMACEUTICALS—1.4%
GW Pharmaceuticals PLC#,*	87,915	10,156,820
Novartis AG#	192,958	18,236,461
Zoetis, Inc., Cl. A	159,732	21,437,631
		49,830,912
PROPERTY & CASUALTY INSURANCE—1.2%
The Progressive Corp.	535,415	43,202,636
RAILROADS—0.5%
Union Pacific Corp.	103,049	18,489,052
RESTAURANTS—0.2%
Starbucks Corp.	93,135	7,900,642
SEMICONDUCTOR EQUIPMENT—1.1%
ASML Holding NV	30,121	8,453,760
Lam Research Corp.	105,882	31,575,071
		40,028,831
SEMICONDUCTORS—3.5%
Micron Technology, Inc.*	386,752	20,532,664
NVIDIA Corp.	155,439	36,750,443
NXP Semiconductors NV	420,222	53,309,362
QUALCOMM, Inc.	118,444	10,104,458
Taiwan Semiconductor Manufacturing Co., Ltd.#	62,379	3,364,723
		124,061,650
SOFT DRINKS—0.6%
The Coca-Cola Co.	352,960	20,612,864
SPECIALTY CHEMICALS—1.1%
The Sherwin-Williams Co.	70,081	39,034,416
SYSTEMS SOFTWARE—10.5%
Crowdstrike Holdings, Inc., Cl. A*	332,337	20,302,467
Microsoft Corp.	1,967,891	334,994,086
ServiceNow, Inc.*	46,915	15,868,060
		371,164,613
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.	626,409	193,879,849
Samsung Electronics Co., Ltd.	741,257	34,218,924
Western Digital Corp.	183,711	12,033,071
		240,131,844

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.1% (CONT.)	SHARES	VALUE
TRUCKING—0.5%
Uber Technologies, Inc.*	495,728	$17,989,969
WIRELESS TELECOMMUNICATION SERVICES—0.8%
T-Mobile US, Inc.*	352,315	27,899,825
TOTAL COMMON STOCKS (Cost $2,122,304,307)		3,400,617,369
PREFERRED STOCKS—0.2%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	974,841	5,605,336
Palantir Technologies, Inc., Cl. D*,@,(a)	127,007	730,290
		6,335,626
TOTAL PREFERRED STOCKS (Cost $7,275,902)		6,335,626
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
SPECIALIZED—1.0%
Crown Castle International Corp.	245,249	36,748,110
(Cost $29,112,910)		36,748,110
Total Investments
(Cost $2,158,693,119)	97.3%	$3,443,701,105
Unaffiliated Securities (Cost $2,158,693,119)		3,443,701,105
Other Assets in Excess of Liabilities	2.7%	96,401,643
NET ASSETS	100.0%	$3,540,102,748

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2020
Altaba, Inc.	10/24/18	$986,137	0.03%	$1,173,507	0.03%
Altaba, Inc.	10/25/18	1,506,214	0.04%	1,783,911	0.05%
Altaba, Inc.	10/29/18	1,458,917	0.04%	1,799,245	0.05%
Altaba, Inc.	10/30/18	1,034,749	0.03%	1,300,157	0.04%
Altaba, Inc.	10/31/18	767,835	0.02%	918,410	0.03%
Altaba, Inc.	11/6/18	165,940	0.00%	193,196	0.01%
Palantir Technologies, Inc., Cl. A	10/7/14	1,555,368	0.05%	1,374,423	0.04%
Palantir Technologies, Inc., Cl. B	10/7/14	6,437,297	0.22%	5,605,336	0.16%
Palantir Technologies, Inc., Cl. D	10/14/14	838,605	0.03%	730,290	0.02%
Total				$14,878,475	0.42%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS

ALGER FOCUS EQUITY FUND

Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—94.9%	SHARES	VALUE
AEROSPACE & DEFENSE—2.6%
The Boeing Co.	7,455	$2,372,703
TransDigm Group, Inc.	23,166	14,902,224
		17,274,927
APPLICATION SOFTWARE—9.5%
Adobe, Inc.*	68,331	23,993,747
Avalara, Inc.*	77,236	6,575,873
salesforce.com, Inc.*	185,015	33,730,085
		64,299,705
AUTO PARTS & EQUIPMENT—1.1%
Aptiv PLC	85,351	7,236,911
BIOTECHNOLOGY—1.9%
Sarepta Therapeutics, Inc.*	20,703	2,400,720
Vertex Pharmaceuticals, Inc.*	45,177	10,257,438
		12,658,158
DATA PROCESSING & OUTSOURCED SERVICES—10.1%
Fidelity National Information Services, Inc.	92,085	13,228,931
Fiserv, Inc.*	37,981	4,504,927
PayPal Holdings, Inc.*	154,715	17,620,491
Visa, Inc., Cl. A	164,986	32,827,265
		68,181,614
DIVERSIFIED SUPPORT SERVICES—1.0%
Cintas Corp.	23,688	6,608,241
EDUCATION SERVICES—0.6%
Arco Platform Ltd., Cl. A*	77,363	4,013,592
FINANCIAL EXCHANGES & DATA—2.3%
S&P Global, Inc.	53,633	15,753,621
HEALTHCARE EQUIPMENT—5.2%
Abbott Laboratories	40,033	3,488,476
Boston Scientific Corp.*	244,073	10,219,336
Danaher Corp.	106,926	17,201,185
DexCom, Inc.*	17,874	4,303,166
		35,212,163
HEALTHCARE SERVICES—0.5%
1Life Healthcare, Inc.*	9,864	217,698
Guardant Health, Inc.*	43,728	3,325,078
		3,542,776
INDUSTRIAL CONGLOMERATES—0.7%
Honeywell International, Inc.	25,421	4,403,426
INDUSTRIAL GASES—1.1%
Air Products & Chemicals, Inc.	31,163	7,438,920
INTERACTIVE MEDIA & SERVICES—10.1%
Alphabet, Inc., Cl. C*	22,609	32,426,506
Facebook, Inc., Cl. A*	151,750	30,639,843
Pinterest, Inc., Cl. A*	229,235	5,050,047
		68,116,396

THE ALGER INSTITUTIONAL FUNDS

ALGER FOCUS EQUITY FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.9% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—12.3%
Alibaba Group Holding Ltd.#,*	147,503	$30,472,645
Amazon.com, Inc.*	26,647	53,526,363
		83,999,008
INVESTMENT BANKING & BROKERAGE—1.6%
Morgan Stanley	203,515	10,635,694
LIFE SCIENCES TOOLS & SERVICES—0.5%
Thermo Fisher Scientific, Inc.	10,344	3,239,637
MANAGED HEALTHCARE—2.1%
UnitedHealth Group, Inc.	53,185	14,490,253
METAL & GLASS CONTAINERS—0.8%
Ball Corp.	73,152	5,280,111
MOVIES & ENTERTAINMENT—3.1%
Live Nation Entertainment, Inc.*	228,899	15,601,756
Netflix, Inc.*	14,712	5,076,964
		20,678,720
PHARMACEUTICALS—0.5%
GW Pharmaceuticals PLC#,*	27,184	3,140,568
PROPERTY & CASUALTY INSURANCE—1.6%
The Progressive Corp.	136,735	11,033,147
RAILROADS—0.6%
Union Pacific Corp.	22,696	4,072,116
RESTAURANTS—0.6%
Luckin Coffee, Inc.#,*	116,209	3,775,630
SEMICONDUCTOR EQUIPMENT—1.5%
Applied Materials, Inc.	162,704	9,435,205
ASML Holding NV	3,140	881,272
		10,316,477
SEMICONDUCTORS—3.9%
NVIDIA Corp.	31,261	7,391,038
NXP Semiconductors NV	126,599	16,060,349
QUALCOMM, Inc.	32,331	2,758,158
		26,209,545
SPECIALTY CHEMICALS—1.9%
The Sherwin-Williams Co.	23,297	12,976,196
SYSTEMS SOFTWARE—10.2%
Crowdstrike Holdings, Inc., Cl. A*	92,744	5,665,731
Microsoft Corp.	372,537	63,416,974
		69,082,705
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.0%
Apple, Inc.	119,684	37,043,394
Samsung Electronics Co., Ltd.	219,157	10,117,027
		47,160,421
TOTAL COMMON STOCKS (Cost $505,935,056)		640,830,678

THE ALGER INSTITUTIONAL FUNDS
ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	76,825	$81,434
(Cost $345,713)		81,434
REAL ESTATE INVESTMENT TRUST—1.4%	SHARES	VALUE
SPECIALIZED—1.4%
Crown Castle International Corp.	64,318	9,637,409
(Cost $8,446,539)		9,637,409
Total Investments (Cost $514,727,308)	96.3%	$650,549,521
Affiliated Securities (Cost $345,713)		81,434
Unaffiliated Securities (Cost $514,381,595)		650,468,087
Other Assets in Excess of Liabilities	3.7%	24,992,157
NET ASSETS	100.0%	$675,541,678

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$345,713	0.80%	$81,434	0.01%
Total				$81,434	0.01%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—95.1%	SHARES	VALUE
AEROSPACE & DEFENSE—5.2%
HEICO Corp.	4,966	$607,987
HEICO Corp., Cl. A	9,721	934,674
Hexcel Corp.	6,362	472,188
L3Harris Technologies, Inc.	2,081	460,588
Mercury Systems, Inc.*	7,810	599,418
TransDigm Group, Inc.	2,680	1,723,990
		4,798,845
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Lululemon Athletica, Inc.*	5,810	1,390,856
APPAREL RETAIL—1.0%
Burlington Stores, Inc.*	4,279	930,554
APPLICATION SOFTWARE—15.0%
Anaplan, Inc.*	14,135	814,035
ANSYS, Inc.*	5,195	1,425,144
Aspen Technology, Inc.*	4,326	514,707
Atlassian Corp., PLC, Cl. A*	6,796	999,012
Avalara, Inc.*,(a)	21,164	1,801,902
Benefitfocus, Inc.*	36,998	684,463
Cadence Design Systems, Inc.*	12,843	926,109
Coupa Software, Inc.*	2,094	337,448
Datadog, Inc., Cl. A*	16,694	771,430
Fair Isaac Corp.*	3,597	1,447,361
Five9, Inc.*	6,414	460,076
Palantir Technologies, Inc., Cl. A*,@,(b)	12,426	71,450
Paycom Software, Inc.*	4,161	1,323,864
PTC, Inc.*	11,766	977,990
RealPage, Inc.*	8,262	482,088
Splunk, Inc.*	2,965	460,346
The Trade Desk, Inc., Cl. A*	1,014	272,949
		13,770,374
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
The Carlyle Group, Inc.	14,421	468,394
AUTO PARTS & EQUIPMENT—0.7%
Aptiv PLC	7,852	665,771
AUTOMOBILE MANUFACTURERS—0.6%
Thor Industries, Inc.	6,625	533,445
AUTOMOTIVE RETAIL—0.8%
O'Reilly Automotive, Inc.*	1,816	737,478
BIOTECHNOLOGY—3.8%
ACADIA Pharmaceuticals, Inc.*	5,953	237,763
Alexion Pharmaceuticals, Inc.*	1,694	168,367
Alnylam Pharmaceuticals, Inc.*	3,116	357,686
Bluebird Bio, Inc.*	2,720	216,757
Genmab AS#,*	23,264	539,957
Neurocrine Biosciences, Inc.*	5,296	530,024
Sarepta Therapeutics, Inc.*	7,275	843,608

THE ALGER INSTITUTIONAL FUNDS
ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.1% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—3.8% (CONT.)
Seattle Genetics, Inc.*	5,810	$629,746
		3,523,908
CASINOS & GAMING—1.0%
Diamond Eagle Acquisition Corp., Cl. A*	65,401	950,277
COMMUNICATIONS EQUIPMENT—1.0%
Motorola Solutions, Inc.	5,083	899,691
CONSTRUCTION MATERIALS—0.4%
Vulcan Materials Co.	2,644	374,470
CONSUMER ELECTRONICS—0.8%
Garmin Ltd.	7,442	721,502
DATA PROCESSING & OUTSOURCED SERVICES—4.3%
Fiserv, Inc.*	15,648	1,856,010
Global Payments, Inc.	8,176	1,597,999
Square, Inc., Cl. A*	6,848	511,477
		3,965,486
DIVERSIFIED SUPPORT SERVICES—2.1%
Cintas Corp.	5,237	1,460,966
IAA, Inc.*	9,942	469,859
		1,930,825
EDUCATION SERVICES—1.0%
Bright Horizons Family Solutions, Inc.*	5,714	935,553
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
AMETEK, Inc.	5,204	505,569
Rockwell Automation, Inc.	2,579	494,291
Sunrun, Inc.*	60,152	1,024,388
		2,024,248
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.9%
Cognex Corp.	17,901	912,414
Trimble, Inc.*	19,091	811,749
		1,724,163
ELECTRONIC MANUFACTURING SERVICES—0.5%
Flex Ltd.*	36,521	480,251
ENVIRONMENTAL & FACILITIES SERVICES—1.5%
Waste Connections, Inc.	14,522	1,398,614
FINANCIAL EXCHANGES & DATA—1.5%
MarketAxess Holdings, Inc.	1,264	447,684
Tradeweb Markets, Inc., Cl. A	19,939	920,783
		1,368,467
FOOD DISTRIBUTORS—0.9%
US Foods Holding Corp.*	21,497	863,534
HEALTHCARE EQUIPMENT—5.5%
ABIOMED, Inc.*	1,628	303,280
DexCom, Inc.*	8,904	2,143,638
Insulet Corp.*	6,450	1,251,558
Masimo Corp.*	3,610	615,866

THE ALGER INSTITUTIONAL FUNDS
ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.1% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—5.5% (CONT.)
Nevro Corp.*	5,149	$684,354
		4,998,696
HEALTHCARE FACILITIES—0.6%
HCA Healthcare, Inc.	3,770	523,276
HEALTHCARE SERVICES—1.4%
1Life Healthcare, Inc.*	5,096	112,469
Amedisys, Inc.*	1,040	183,550
Guardant Health, Inc.*	12,616	959,320
		1,255,339
HEALTHCARE SUPPLIES—0.6%
Align Technology, Inc.*	2,269	583,360
HEALTHCARE TECHNOLOGY—2.4%
Phreesia, Inc.*	18,296	567,176
Teladoc Health, Inc.*	5,898	599,886
Veeva Systems, Inc., Cl. A*	7,207	1,056,618
		2,223,680
HOMEFURNISHING RETAIL—1.2%
Bed Bath & Beyond, Inc.	80,734	1,150,460
INDUSTRIAL MACHINERY—1.3%
Lincoln Electric Holdings, Inc.	8,131	725,122
The Middleby Corp.*	4,130	463,221
		1,188,343
INSURANCE BROKERS—1.0%
eHealth, Inc.*	8,853	930,981
INTERACTIVE HOME ENTERTAINMENT—0.4%
Take-Two Interactive Software, Inc.*	2,624	327,055
INTERACTIVE MEDIA & SERVICES—1.5%
IAC/InterActiveCorp.*	1,822	443,821
Pinterest, Inc., Cl. A*	41,149	906,512
		1,350,333
INTERNET & DIRECT MARKETING RETAIL—1.2%
Grubhub, Inc.*	5,104	276,382
MercadoLibre, Inc.*	1,214	804,882
		1,081,264
INTERNET SERVICES & INFRASTRUCTURE—2.5%
Akamai Technologies, Inc.*	4,117	384,322
Shopify, Inc., Cl. A*	1,609	749,247
VeriSign, Inc.*	5,815	1,210,334
		2,343,903
LEISURE FACILITIES—0.4%
Planet Fitness, Inc., Cl. A*	4,794	387,307
LEISURE PRODUCTS—0.7%
Peloton Interactive, Inc., Cl. A*	20,677	669,108
LIFE SCIENCES TOOLS & SERVICES—2.6%
10X Genomics, Inc., Cl. A*	3,083	281,755

THE ALGER INSTITUTIONAL FUNDS
ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.1% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—2.6% (CONT.)
Bio-Rad Laboratories, Inc., Cl. A*	710	$256,253
Bio-Techne Corp.	4,261	894,683
Lonza Group AG*	537	220,563
Repligen Corp.*	7,334	736,260
		2,389,514
METAL & GLASS CONTAINERS—1.0%
Ball Corp.	12,345	891,062
MOVIES & ENTERTAINMENT—1.6%
Live Nation Entertainment, Inc.*	19,560	1,333,209
Roku, Inc., Cl. A*	1,303	157,598
		1,490,807
PHARMACEUTICALS—2.9%
Aerie Pharmaceuticals, Inc.*	23,747	486,339
Canopy Growth Corp.*	19,270	434,539
GW Pharmaceuticals PLC#,*	8,280	956,588
Zoetis, Inc., Cl. A	5,820	781,102
		2,658,568
PROPERTY & CASUALTY INSURANCE—1.1%
The Progressive Corp.	12,205	984,821
REGIONAL BANKS—1.2%
SVB Financial Group*	4,507	1,083,167
RESEARCH & CONSULTING SERVICES—4.7%
CoStar Group, Inc.*	2,889	1,886,488
IHS Markit Ltd.*	12,489	984,883
Verisk Analytics, Inc., Cl. A	8,792	1,428,436
		4,299,807
RESTAURANTS—1.2%
Chipotle Mexican Grill, Inc., Cl. A*	761	659,605
Luckin Coffee, Inc.#,*	14,578	473,639
		1,133,244
SEMICONDUCTOR EQUIPMENT—2.0%
KLA Corp.	4,636	768,370
Lam Research Corp.	1,500	447,315
MKS Instruments, Inc.	1,983	207,858
SolarEdge Technologies, Inc.*	4,488	439,196
		1,862,739
SEMICONDUCTORS—3.3%
Advanced Micro Devices, Inc.*,(a)	37,092	1,743,323
Micron Technology, Inc.*	12,406	658,635
Xilinx, Inc.	8,056	680,571
		3,082,529
SYSTEMS SOFTWARE—2.2%
Crowdstrike Holdings, Inc., Cl. A*	22,313	1,363,102
Proofpoint, Inc.*	5,503	675,823
		2,038,925

THE ALGER INSTITUTIONAL FUNDS
ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—95.1% (CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.5%
Western Digital Corp.	21,164	$1,386,242
TRADING COMPANIES & DISTRIBUTORS—0.4%
MSC Industrial Direct Co., Inc., Cl. A	6,073	413,389
TRUCKING—0.5%
Old Dominion Freight Line, Inc.	2,207	433,080
TOTAL COMMON STOCKS (Cost $75,256,492)		87,617,705
PREFERRED STOCKS—0.5%	SHARES	VALUE
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@,(b)	50,675	291,381
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc., Series D*,@,(b),(c)	166,009	175,970
TOTAL PREFERRED STOCKS (Cost $1,081,669)		467,351
RIGHTS—1.5%	SHARES	VALUE
BIOTECHNOLOGY—1.5%
Tolero CDR*,@,(b),(d)	422,928	1,366,057
(Cost $226,186)		1,366,057
REAL ESTATE INVESTMENT TRUST—2.7%	SHARES	VALUE
INDUSTRIAL—0.2%
Innovative Industrial Properties, Inc., Cl. A	2,539	227,241
RESIDENTIAL—0.4%
Equity LifeStyle Properties, Inc.	5,063	368,333
SPECIALIZED—2.1%
Crown Castle International Corp.	12,772	1,913,756
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,070,984)		2,509,330
Total Investments (Cost $78,635,331)	99.8%	$91,960,443
Affiliated Securities (Cost $747,040)		175,970
Unaffiliated Securities (Cost $77,888,291)		91,784,473
Other Assets in Excess of Liabilities	0.2%	170,022
NET ASSETS	100.0%	$92,130,465

#	American Depositary Receipts.
(a)	All or a portion of this security is segregated as collateral for repayment of the payable for interfund loans in accordance with the terms and conditions of the application and order of exemption that was granted by the Securities and Exchange Commission dated August 11, 2009.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(d)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER INSTITUTIONAL FUNDS
ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2020
Palantir Technologies, Inc., Cl. A	10/7/14	$80,856	0.05%	$71,450	0.08%
Palantir Technologies, Inc., Cl. B	10/7/14	334,629	0.22%	291,381	0.32%
Prosetta Biosciences, Inc., Series D	2/6/15	747,040	0.50%	175,970	0.19%
Tolero CDR	2/6/17	226,186	0.23%	1,366,057	1.48%
Total				$1,904,858	2.07%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—98.3%	SHARES	VALUE
AEROSPACE & DEFENSE—2.1%
Hexcel Corp.	10,889	$808,182
Mercury Systems, Inc.*	33,573	2,576,727
		3,384,909
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Canada Goose Holdings, Inc.*	28,243	847,290
APPAREL RETAIL—2.0%
Burlington Stores, Inc.*	14,864	3,232,474
APPLICATION SOFTWARE—22.6%
ACI Worldwide, Inc.*	97,206	3,348,747
Avalara, Inc.*	61,549	5,240,283
Blackbaud, Inc.	30,182	2,364,156
Blackline, Inc.*	17,698	1,082,587
Coupa Software, Inc.*	10,182	1,640,829
Everbridge, Inc.*	26,836	2,432,415
Guidewire Software, Inc.*	18,362	2,065,725
HubSpot, Inc.*	19,849	3,591,479
Manhattan Associates, Inc.*	20,283	1,733,385
Medallia, Inc.*	1,999	56,412
Paycom Software, Inc.*	11,146	3,546,211
Q2 Holdings, Inc.*	33,968	2,961,670
Smartsheet, Inc., Cl. A*	27,051	1,311,432
SPS Commerce, Inc.*	28,186	1,601,810
Tyler Technologies, Inc.*	8,580	2,777,174
		35,754,315
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Affiliated Managers Group, Inc.	9,404	750,909
Ares Management Corp., Cl. A	11,347	409,173
WisdomTree Investments, Inc.	263,481	1,109,255
		2,269,337
BIOTECHNOLOGY—2.5%
CareDx, Inc.*	99,820	2,411,652
Exact Sciences Corp.*	14,114	1,316,554
Portola Pharmaceuticals, Inc.*	22,736	290,793
		4,018,999
CASINOS & GAMING—0.5%
Diamond Eagle Acquisition Corp., Cl. A*	54,625	793,701
DIVERSIFIED SUPPORT SERVICES—0.6%
IAA, Inc.*	18,543	876,342
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Sunrun, Inc.*	27,131	462,041
ELECTRONIC COMPONENTS—0.9%
Dolby Laboratories, Inc., Cl. A	19,841	1,375,775
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.7%
Cognex Corp.	52,792	2,690,808

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—98.3% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—1.1%
Tradeweb Markets, Inc., Cl. A	36,923	$1,705,104
GENERAL MERCHANDISE STORES—0.3%
Ollie's Bargain Outlet Holdings, Inc.*	10,163	539,046
HEALTHCARE EQUIPMENT—14.8%
ABIOMED, Inc.*	11,292	2,103,587
Cantel Medical Corp.	47,137	3,066,733
CryoPort, Inc.*	51,235	917,619
DexCom, Inc.*	16,556	3,985,857
Inmode Ltd.*	13,071	566,366
Inogen, Inc.*	19,406	859,104
Insulet Corp.*	42,979	8,339,646
Tandem Diabetes Care, Inc.*	46,011	3,498,676
		23,337,588
HEALTHCARE SERVICES—0.7%
1Life Healthcare, Inc.*	8,507	187,749
Guardant Health, Inc.*	11,266	856,667
		1,044,416
HEALTHCARE SUPPLIES—7.5%
Neogen Corp.*	66,075	4,444,865
Quidel Corp.*	92,794	7,126,579
SmileDirectClub, Inc., Cl. A*	23,566	315,549
		11,886,993
HEALTHCARE TECHNOLOGY—6.7%
Teladoc Health, Inc.*	17,855	1,816,032
Veeva Systems, Inc., Cl. A*	45,649	6,692,600
Vocera Communications, Inc.*	90,679	1,997,658
		10,506,290
HOMEFURNISHING RETAIL—0.5%
Bed Bath & Beyond, Inc.	55,981	797,729
HYPERMARKETS & SUPER CENTERS—0.8%
BJ's Wholesale Club Holdings, Inc.*	62,064	1,273,553
INSURANCE BROKERS—0.7%
eHealth, Inc.*	10,124	1,064,640
INTERACTIVE HOME ENTERTAINMENT—0.4%
Take-Two Interactive Software, Inc.*	4,484	558,886
INTERACTIVE MEDIA & SERVICES—1.1%
Pinterest, Inc., Cl. A*	81,861	1,803,398
INTERNET & DIRECT MARKETING RETAIL—0.5%
Grubhub, Inc.*	14,173	767,468
INTERNET SERVICES & INFRASTRUCTURE—2.9%
Shopify, Inc., Cl. A*	9,843	4,583,491
INVESTMENT BANKING & BROKERAGE—0.3%
Moelis & Co., Cl. A	11,669	420,084
IT CONSULTING & OTHER SERVICES—3.0%
InterXion Holding NV*	53,583	4,663,328

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—98.3% (CONT.)	SHARES	VALUE
LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A*	19,538	$1,578,475
LIFE SCIENCES TOOLS & SERVICES—8.9%
Bio-Techne Corp.	30,506	6,405,346
NanoString Technologies, Inc.*	72,710	1,975,531
NeoGenomics, Inc.*	62,410	2,011,474
Personalis, Inc.*	19,544	213,420
PRA Health Sciences, Inc.*	18,835	1,908,174
Repligen Corp.*	15,441	1,550,122
		14,064,067
MANAGED HEALTHCARE—1.1%
HealthEquity, Inc.*	25,085	1,657,115
MOVIES & ENTERTAINMENT—1.9%
Live Nation Entertainment, Inc.*	44,575	3,038,232
OIL & GAS EQUIPMENT & SERVICES—0.7%
DMC Global, Inc.	26,178	1,095,026
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Magnolia Oil & Gas Corp., Cl. A*	105,333	1,108,103
PHARMACEUTICALS—0.3%
Aerie Pharmaceuticals, Inc.*	24,398	499,671
RESTAURANTS—1.4%
Shake Shack, Inc., Cl. A*	11,366	766,637
Wingstop, Inc.	15,586	1,445,913
		2,212,550
SEMICONDUCTOR EQUIPMENT—0.3%
SolarEdge Technologies, Inc.*	4,104	401,617
SEMICONDUCTORS—0.7%
Universal Display Corp.	6,402	1,127,840
SPECIALTY CHEMICALS—1.9%
Balchem Corp.	27,741	2,996,583
SPECIALTY STORES—0.8%
Five Below, Inc.*	10,837	1,226,965
SYSTEMS SOFTWARE—2.2%
Proofpoint, Inc.*	27,683	3,399,749
TOTAL COMMON STOCKS (Cost $79,097,924)		155,063,998
PREFERRED STOCKS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	133,263	141,259
(Cost $599,684)		141,259
RIGHTS—1.1%	SHARES	VALUE
BIOTECHNOLOGY—1.1%
Tolero CDR*,@,(b),(c)	528,559	1,707,246
(Cost $285,725)		1,707,246

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2020 (Unaudited) (Continued)

		VALUE
Total Investments (Cost $79,983,333)	99.5%	$156,912,503
Affiliated Securities (Cost $599,684)		141,259
Unaffiliated Securities (Cost $79,383,649)		156,771,244
Other Assets in Excess of Liabilities	0.5%	810,072
NET ASSETS	100.0%	$157,722,575

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$599,684	0.10%	$141,259	0.09%
Tolero CDR	2/6/17	285,725	0.16%	1,707,246	1.08%
Total				$1,848,505	1.17%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are sold to institutional investors without an initial or deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may convert to Class A shares earlier. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash, Foreign Cash and Cash Equivalents: Cash, foreign cash and cash equivalents include U.S. dollars and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2020 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$417,652,285	$417,652,285	$—	$—
Consumer Discretionary	547,484,442	529,814,166	10,501,850	7,168,426
Consumer Staples	29,448,401	29,448,401	—	—
Financials	186,714,431	186,714,431	—	—
Healthcare	458,572,486	458,572,486	—	—
Industrials	207,096,857	207,096,857	—	—
Information Technology	1,446,272,228	1,410,678,881	34,218,924	1,374,423
Materials	107,376,239	107,376,239	—	—
TOTAL COMMON STOCKS	$3,400,617,369	$3,347,353,746	$44,720,774	$8,542,849
PREFERRED STOCKS
Information Technology	6,335,626	—	—	6,335,626
REAL ESTATE INVESTMENT TRUST
Real Estate	36,748,110	36,748,110	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,443,701,105	$3,384,101,856	$44,720,774	$14,878,475
Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$88,795,116	$88,795,116	$—	$—
Consumer Discretionary	99,025,141	99,025,141	—	—
Financials	37,422,462	37,422,462	—	—
Healthcare	72,283,555	72,283,555	—	—
Industrials	32,358,710	32,358,710	—	—
Information Technology	285,250,467	275,133,440	10,117,027	—
Materials	25,695,227	25,695,227	—	—
TOTAL COMMON STOCKS	$640,830,678	$630,713,651	$10,117,027	$—
PREFERRED STOCKS
Healthcare	81,434	—	—	81,434
REAL ESTATE INVESTMENT TRUST
Real Estate	9,637,409	9,637,409	—	—
TOTAL INVESTMENTS IN SECURITIES	$650,549,521	$640,351,060	$10,117,027	$81,434

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,168,195	$3,168,195	$—	$—
Consumer Discretionary	11,286,819	11,286,819	—	—
Consumer Staples	863,534	863,534	—	—
Financials	4,835,830	4,835,830	—	—
Healthcare	18,156,341	17,935,778	220,563	—
Industrials	16,487,151	16,487,151	—	—
Information Technology	31,554,303	31,482,853	—	71,450
Materials	1,265,532	1,265,532	—	—
TOTAL COMMON STOCKS	$87,617,705	$87,325,692	$220,563	$71,450
PREFERRED STOCKS
Healthcare	175,970	—	—	175,970
Information Technology	291,381	—	—	291,381
TOTAL PREFERRED STOCKS	$467,351	$—	$—	$467,351
REAL ESTATE INVESTMENT TRUST
Real Estate	2,509,330	2,509,330	—	—
RIGHTS
Healthcare	1,366,057	—	—	1,366,057
TOTAL INVESTMENTS IN SECURITIES	$91,960,443	$89,835,022	$220,563	$1,904,858

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,400,516	$5,400,516	$—	$—
Consumer Discretionary	11,995,698	11,995,698	—	—
Consumer Staples	1,273,553	1,273,553	—	—
Energy	2,203,129	2,203,129	—	—
Financials	5,459,165	5,459,165	—	—
Healthcare	67,015,139	67,015,139	—	—
Industrials	4,723,292	4,723,292	—	—
Information Technology	53,996,923	53,996,923	—	—
Materials	2,996,583	2,996,583	—	—
TOTAL COMMON STOCKS	$155,063,998	$155,063,998	$—	$—
PREFERRED STOCKS
Healthcare	141,259	—	—	141,259
RIGHTS
Healthcare	1,707,246	—	—	1,707,246
TOTAL INVESTMENTS IN SECURITIES	$156,912,503	$155,063,998	$—	$1,848,505

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2019	$8,128,232
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	414,617
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	8,542,849
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$414,617

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2019	$6,335,626
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	6,335,626
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2019	$81,434
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	81,434
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—
FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2019	$71,450
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	71,450
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
INPUTS (LEVEL 3)UNOBSERVABLE
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2019	$467,351
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	467,351
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2019	$1,366,057
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	1,366,057
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2019	$141,259
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	141,259
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2019	$1,707,246
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	1,707,246
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2020. In addition to the methodologies and inputs noted in the table below, according to our valuation policy we may also use other valuation methodologies and inputs when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2020	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$7,168,426	Income Approach	Discount Rate	2.40%-11.30%	N/A
Common Stocks	1,374,423	Market Approach	Transaction Price	N/A	N/A
Preferred Stocks	6,335,626	Market Approach	Transaction Price	N/A	N/A
Alger Focus Equity Fund
Preferred Stocks	$81,434	Income Approach	Discount Rate	55.00%-60.00%	N/A
Alger Mid Cap Growth Institutional Fund
Common Stocks	$71,450	Market Approach	Transaction Price	N/A	N/A
Preferred Stocks	175,970	Income Approach	Discount Rate	55.00%-60.00%	N/A
Preferred Stocks	291,381	Market Approach	Transaction Price	N/A	N/A
Rights	1,366,057	Income Approach	Discount Rate	4.82%-5.22%	N/A
Alger Small Cap Growth Institutional Fund
Preferred Stocks	$141,259	Income Approach	Discount Rate	55.00%-60.00%	N/A
Rights	1,707,246	Income Approach	Discount Rate	4.82%-5.22%	N/A

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

As of January 31, 2020, there were no transfers of securities between Level 1 and Level 2.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of January 31, 2020, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents:
Alger Capital Appreciation Institutional Fund	$86,492,912	$—	$86,492,912	$—
Bank overdraft	(141)	(141)	—	—
Alger Focus Equity Fund	19,140,067	—	19,140,067	—
Alger Mid Cap Growth Institutional Fund	1,058	—	1,058	—
Alger Small Cap Growth Institutional Fund	107,275	—	107,275	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2020. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	January 31,	Interest	Realized	Unrealized	January 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Focus Equity Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	76,825	—	—	76,825	$—	$—	$—	$81,434
Total					$—	$—	$—	$81,434

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	January 31,	Interest	Realized	Unrealized	January 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Mid Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	166,009	—	—	166,009	$—	$—	$—	$175,970
Total					$—	$—	$—	$175,970

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	January 31,	Interest	Realized	Unrealized	January 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	133,263	—	—	133,263	$—	$—	$—	$141,259
Total					$—	$—	$—	$141,259

NOTE 6 — Subsequent Events:

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019, and has now been detected globally. The General Partner continues to closely monitor the impact of the COVID-19 outbreak on the Fund, however the duration and severity of the outbreak and its effects on the Fund cannot be determined with certainty. The effect of the impact of COVID-19 has not been reflected in these financial statements; such impact may affect the future results of the Fund.